Accounts Receivable - Schedule of Movement of the Allowance for Expected Credit Losses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Accounts Receivable [Abstract]
At the beginning of the year	$ (434)	¥ (2,948)	¥ (1,601)
Additions			(1,347)
At the end of the period	$ (434)	¥ (2,948)	¥ (2,948)